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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William E. Pappendick IV
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ William E. Pappendick IV          Boston, MA                 8/15/11
----------------------------   -----------------------   -----------------------
         [Signature]                [City, State]                 [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4

Form 13F Information Table Entry Total:            71

Form 13F Information Table Value Total:     7,353,344
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
1     28-06924               Brookside Capital Investors, L.P.
2     28-06946               Brookside Capital Partners Fund, L.P.
3     28-13491               Brookside Capital Trading Fund, L.P.
4     28-13492               Brookside Capital Investors II, L.P.

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                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    FORM 13F INFORMATION TABLE AS OF 06/30/11

                                                     MARKET VALUE LONG               INVESMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP         X1000          SHARES    DISCRETION MANAGERS       SOLE       SHARED NONE
--------------------------- -------------- --------- ----------------- ------------ ---------- -------- ---------------- ------ ----
ACORDA THERAPEUTICS INC     COM            00484M106            44,780    1,385,955                             X
AKAMAI TECHNOLOGIES INC     COM            00971T101           106,589    3,386,991                             X
ALCATEL-LUCENT              SPON ADR       013904305            53,598    9,289,000                             X
ALERE INC                   COM            01449J105           117,676    3,213,439                             X
ALLOT COMMUNICATION LTD     COM            M0854Q105            62,673    3,426,638                             X
AMERICAN TOWER CORP         COM            029912201            18,311      349,922                             X
ARCELORMITTAL SA LUXEMBOURG COM            03938L104            21,912      630,394                             X
BANKRATE INC                COM            06647F102            24,870    1,500,000                             X
BED BATH & BEYOND INC       COM            075896100           138,809    2,378,082                             X
BROADCOM CORP               CL A           111320107           230,646    6,856,311                             X
CARNIVAL CORP               COM            143658300            50,838    1,351,000                             X
CELANESE CORP DEL           COM            150870103            84,123    1,578,000                             X
CELGENE CORP                COM            151020104           412,414    6,837,101                             X
CHECK POINT SOFTWARE TECH
   LT                       COM            M22465104           266,450    4,686,901                             X
CHINA LODGING GROUP LTD     SPONSORED ADR  16949N109            15,130      850,000                             X
CIENA CORP                  COM            171779309           163,114    8,874,561                             X
CITIGROUP INC               COM            172967424           353,015    8,477,790                             X
CTRIP COM INTL LTD          ADR            22943F100            90,830    2,108,399                             X
CUMMINS INC                 COM            231021106            55,678      538,000                             X
DENDREON CORP               COM            24823Q107            46,019    1,166,799                             X
DOLLAR GEN CORP NEW         COM            256677105            68,088    2,009,100                             X
EATON CORP                  COM            278058102           185,269    3,600,946                             X
E M C CORP MASS             COM            268648102           405,820   14,730,309                             X
EXPRESS SCRIPTS INC         COM            302182100           199,888    3,703,000                             X
FEDEX CORP                  COM            31428X106           110,284    1,162,720                             X
GOLDMAN SACHS GROUP INC     COM            38141G104           262,147    1,969,700                             X
GOODRICH CORP               COM            382388106           107,387    1,124,474                             X

HOME INNS & HOTELS MGMT INC SPON ADR       43713W107            46,470    1,221,604                             X
IDENIX PHARMACEUTICALS INC  COM            45166R204            45,688    9,137,500                             X
INVESCO LTD                 COM            G491BT108            64,905    2,773,700                             X
JINKOSOLAR HLDG CO LTD      COM            47759T100            26,065      982,825                             X
JUNIPER NETWORKS INC        COM            48203R104           299,268    9,500,563                             X
KINDER MORGAN INC DEL       COM            49456B101           139,016    4,838,700                             X
LAS VEGAS SANDS CORP        COM            517834107            60,768    1,439,670                             X
LINCOLN NATL CORP IND       COM            534187109           127,820    4,486,500                             X
LONGTOP FINL TECHNOLOGIES
   LT                       ADR            54318P108            21,656    1,144,006                             X
LYONDELLBASELL INDUSTRIES N COM            N53745100            98,080    2,546,200                             X
MACYS INC                   COM            55616P104           244,871    8,374,532                             X
MAP PHARMACEUTICALS INC     COM            56509R108            47,902    2,999,526                             X
MATTERSIGHT CORP            COM            577097108             2,722      486,031                             X
MCKESSON CORP               COM            58155Q103            70,803      846,418                             X
MEAD JOHNSON NUTRITION CO   COM            582839106           174,372    2,581,383                             X
MICRON TECHNOLOGY INC       COM            595112103            73,616    9,841,674                             X
NANOSPHERE INC              COM            63009F105             8,096    4,473,037                             X
NEOPHOTONICS CORP           COM            64051T100               865      125,000                             X
NETAPP INC                  COM            64110D104            35,418      671,053                             X
NEWS CORP                   CL A           65248E104           216,409   12,226,498                             X
NII HLDGS INC               COM            62913F201           172,712    4,075,307                             X
NUVASIVE INC                COM            670704105             6,609      201,017                             X
POLYPORE INTERNATIONAL INC  COM            73179V103            23,847      351,522                             X
PRICELINE COM INC           COM            741503403            92,850      181,373                             X
SBA COMMUNICATIONS CORP     COM            78388J106            61,194    1,602,359                             X
SEADRILL LIMITED            COM            G7945E105            50,938    1,443,832                             X
SINA CORP                   ORD            G81477104            56,911      546,696                             X
SOHU COM INC                COM            83408W103            20,179      279,218                             X
SOLARWINDS INC              COM            83416B109            28,301    1,082,652                             X
SOTHEBYS                    COM            835898107            85,926    1,975,300                             X
SOUFUN HLDGS LTD            ADR            836034108            18,553      898,036                             X
STANLEY BLACK & DECKER INC  COM            854502101            68,362      948,811                             X
STREAM GLOBAL SVCS INC      COM            86323M100             4,125    1,250,000                             X

SUCCESSFACTORS INC          COM            864596101            41,998    1,428,516                             X
TEKELEC                     COM            879101103            59,016    6,463,954                             X
TENGION INC                 COM            88034G109               836      696,914                             X
VERIFONE SYS INC            COM            92342Y109           119,090    2,685,237                             X
VERTEX PHARMACEUTICALS INC  COM            92532F100           206,683    3,975,441                             X
VIACOM INC NEW              COM            92553P201           145,223    2,847,500                             X
VMWARE INC                  COM            928563402            12,145      121,168                             X
VONAGE HLDGS CORP           COM            92886T201            29,860    6,770,958                             X
WYNDHAM WORLDWIDE CORP      COM            98310W108            89,681    2,665,106                             X
YANDEX N V                  SHS CLASS A    N97284108            21,306      600,000                             X
YOUKU COM INC               SPONSORED ADR  98742U100           435,830   12,687,904*                            X

* Ownership represents 200,000 ADS plus 224,782,288 ordinary shares convertible to ADS on an 18:1 basis.